Document and Entity Information	3 Months Ended
Mar. 31, 2019
Document And Entity Information [Abstract]
Trading Symbol	ORTX
Entity Registrant Name	ORCHARD THERAPEUTICS PLC
Entity Central Index Key	0001748907
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q1
Document Type	6-K
Document Period End Date	Mar. 31, 2019
Amendment Flag	false